RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 12, 2024	Sep. 11, 2024	Mar. 28, 2024	Jan. 22, 2024	Oct. 26, 2023	Oct. 01, 2023	Sep. 02, 2020	Mar. 31, 2026	Mar. 31, 2025	Jan. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Number of shares issued, value														$ 6,105,000
Number of shares held								4,249,090			4,249,090		4,249,090	4,249,090
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Monthly payment officer				$ 5,000		$ 5,000
Services fees								$ 15,000	$ 15,000		$ 30,000	$ 30,000	$ 60,000	$ 45,000
Accrued expenses								$ 15,000	$ 15,000		15,000	$ 15,000	15,000	15,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock description			Each Unit consists of one share of the Company’s common stock, and one right. Each right entitles the holder thereof to receive one-twentieth (1/20) of one share of common stock upon the consummation of the Business Combination.
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Percentage of shares terminated		4.62%
Percentage of share terminated		4.06%
Founder Shares [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued		100,000								525,000
Number of shares issued, value										$ 2,500
Ownership percentage										16.19%
Number of shares terminted		150,000		100,000
Paid to subscriber		$ 750		$ 500
Founder Shares [Member] | Subscription Agreement [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Percentage of shares terminated		3.08%		3.08%
Su De Tang Global Corporation [Member]
Related Party Transaction [Line Items]
Travel expenses											10,000		2,788
Due to Sponsor											$ 10,788		$ 2,788	$ 0
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued							4,312,500
Number of shares issued, value							$ 3,000
Number of shares surrender					1,068,910
Number of shares held					3,243,590			423,077			423,077			423,077
Ownership percentage											22.00%			22.00%
Sale of stock description												Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.		Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares held		3,243,590		3,243,590
Sponsor [Member] | Founder Shares [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued		50,000
Directors And Director Nominees [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued	50,000	50,000	425,000
Number of shares issued, value	$ 499,000	$ 499,000	$ 1,734,000
Share price	$ 9.98	$ 9.98	$ 4.08